DODIE KENT
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791
[AXA EQUITABLE LOGO]

                                                               September 8, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

               Re: Separate Account A of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 2-30070 and 811-01705, 2-44921 and 811-01705, 2-50547-01 and 811-01705, 33-47949
                    and 811-01705; 33-58950 and 811-01705 and 333-81393 and
                    811-01705, 333-81501 and 811-01705; 333-130988 and
                    811-01705; 333-137052 and 811-01705; 333-141082 and
                    811-01705, 333-141292 and 811-01705; 333-19925; 333-146143
                    and 811-01705; 333-153809 and 811-01705) (EQUI-VEST,
                    EQUI-VEST Employer-Sponsored Retirement Plans, EQUIPLAN,
                    Old Contracts, Momentum, Momentum Plus, EQUI-VEST Series 700, EQUI-VEST Series 701, EQUI-VEST Series 800, EQUI-VEST Series 801, EQUI-VEST Strategies, EQUI-VEST Strategies Series 901, EQUI-VEST At Retirement, EQUI-VEST At Retirement ('04), At Retirement, Variable Immediate Annuity, Crossings, and EQUI-VEST 201 respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended June 30, 2011, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust underlying funds:
     AXA Aggressive Allocation;
     AXA Conservative Allocation;
     AXA Conservative-Plus Allocation;
     AXA Moderate Allocation;
     AXA Moderate-Plus Allocation;
     Multimanager Core Bond;
     Multimanager International Equity;
     Multimanager Large Cap Core Equity;
     Multimanager Large Cap Value;
     Multimanager Mid Cap Growth;
     Multimanager Mid Cap Value;
     Multimanager Multi-Sector Bond;
     Multimanager Small Cap Growth;
     Multimanager Small Cap Value;
     Multimanager Technology;
     Target 2015 Allocation;
     Target 2025 Allocation;
     Target 2035 Allocation;
     Target 2045 Allocation.

  o  EQ Advisors Trust underlying funds:
     All Asset Allocation;
     AXA Balanced Strategy;
     AXA Conservative Growth Strategy;
     AXA Conservative Strategy;
     AXA Moderate Growth Strategy;
     AXA Tactical Manager 400;
     AXA Tactical Manager 500;
     AXA Tactical Manager 2000;
     AXA Tactical Manager International;
     EQ/AllianceBernstein Small Cap Growth;
     EQ/AXA Franklin Small Cap Value Core;
     EQ/BlackRock Basic Value Equity;
     EQ/Boston Advisors Equity Income;
     EQ/Calvert Socially Responsible;
     EQ/Capital Guardian Research;
     EQ/Common Stock Index;
     EQ/Core Bond Index;
     EQ/Davis New York Venture;
     EQ/Equity 500 Index;
     EQ/Equity Growth PLUS;
     EQ/Franklin Core Balanced;
     EQ/Franklin Templeton Allocation;
     EQ/GAMCO Mergers and Acquisitions;
     EQ/GAMCO Small Company Value;
     EQ/Global Bond PLUS;
     EQ/Global Multi-Sector Equity;
     EQ/Intermediate Government Bond Index;
     EQ/International Core PLUS;
     EQ/International Equity Index;
     EQ/International ETF;
     EQ/International Value PLUS;
     EQ/JPMorgan Value Opportunities;
     EQ/Large Cap Core PLUS;
     EQ/Large Cap Growth Index;
     EQ/Large Cap Growth PLUS;
     EQ/Large Cap Value Index;
     EQ/Large Cap Value PLUS;
     EQ/Lord Abbett Large Cap Core;
     EQ/MFS International Growth;
     EQ/Mid Cap Index;
     EQ/Mid Cap Value PLUS;
     EQ/Money Market;
     EQ/Montag & Caldwell Growth;
     EQ/Morgan Stanley Mid Cap Growth;
     EQ/Mutual Large Cap Equity;
     EQ/Oppenheimer Global;
     EQ/PIMCO Ultra Short Bond;
     EQ/Quality Bond PLUS;
     EQ/Small Company Index;
     EQ/T. Rowe Price Growth Stock;
     EQ/Templeton Global Equity;
     EQ/UBS Growth and Income;
     EQ/Van Kampen Comstock;
     EQ/Wells Fargo Omega Growth.

  o  AIM Variable Insurance Funds - Series II underlying funds:
     Invesco V.I. Mid Cap Core Equity;
     Invesco V.I. Global Real Estate;
     Invesco V.I. High Yield Fund;
     Invesco V.I. International Growth;
     Invesco V.I. Small Cap Equity.

  o  American Century Variable Portfolios, Inc. - Class II underlying funds:
     American Century VP Mid Cap Value.

  o  BlackRock Variable Series Funds, Inc. - Class III underlying funds:
     BlackRock Global Allocation V.I..

  o Fidelity(R) Variable Insurance Products Fund - Service Class 2 underlying funds:
     Fidelity(R) VIP Asset Manager: Growth;
     Fidelity(R) VIP Contrafund(R);
     Fidelity(R) VIP Equity Income;
     Fidelity(R) VIP Mid Cap;

  o Franklin Templeton Variable Insurance Products Trust - Class 2 underlying funds:
     Franklin Income Securities.

  o Goldman Sachs Variable Insurance Trust - Variable Insurance Portfolios underlying funds:
     Goldman Sachs VIT Mid Cap Value.

  o  Ivy Funds Variable Insurance Portfolios underlying funds:
     Ivy Funds VIP Energy;
     Ivy Funds VIP High Income;
     Ivy Funds VIP Mid Cap Growth;
     Ivy Funds VIP Small Cap Growth.

  o  Lazard Retirement Series, Inc. - Service Shares underlying funds:
     Lazard Retirement Emerging Markets Equity.

  o  MFS (R) Variable Insurance Trust - Service Class underlying funds:
     MFS International Value;
     MFS Investors Growth Stock Series;
     MFS Investors Trust Series;
     MFS Technology;
     MFS Utilities Series.

  o  Oppenheimer Variable Account Funds - Service Class underlying funds:
     Oppenheimer Main Street Fund(R)/VA.

  o  PIMCO Variable Insurance Trust - Adviser Class underlying funds:
     PIMCO CommodityRealReturn(R) Strategy.

  o  Van Eck VIP Trust - S Class underlying funds:
     Van Eck VIP Global Hard Assets

     Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

     Please direct any question or comment to the undersigned.


                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     ------------------
                                                     Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
              1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104